FAIR VALUE MEASUREMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENT
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0	$ 0
Impairment of investments	$ 0	$ 0	$ 0